Statutory reserve (Details Narrative) - PRC [Member] - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Profits After Taxation, Percentage	10.00%
Total Statutory Reserve	¥ 18.7	¥ 18.7
Variable Interest Entity	50.00%
Reserve Balance	50.00%